INVESTMENT IN AN ASSOCIATE (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure of associates [abstract]
Schedule of Investment in Common Shares and Market Value as Balance Sheet Dates

The summary of the investment in NUAG common shares and its market value as at the respective balance sheet dates are as follows:

			Value of NUAG's
	Number of		common shares per
	shares	Amount	quoted market price
Balance, April 1, 2016	10,806,300	$3,133	$2,333
Share of net income		282
Share of other comprehensive loss		(12)
Impairment recovery		5,278
Foreign exchange impact		(164)
Balance, March 31, 2017	10,806,300	8,517	8,517
Participate in Private placement	28,000,000	23,352
Purchase from open market	474,600	509
Share of net loss		(700)
Share of other comprehensive income		461
Impairment recovery		4,714
Dilution gain		822
Foreign exchange impact		326
Balance March 31, 2018	39,280,900	$38,001	$50,266

Schedule of Financial Information for Investment

Summarized financial information for the Company's investment in NUAG on a 100% basis is as follows:

	Years ended March 31,
	2018 (1)	2017 (1)
(Loss) income from investments	$(976)	$3,999
General and administrative expense	(2,527)	(1,197)
Foreign exchange (loss) gain	(358)	388
Impairment charge	-	(2,933)
Other income	372	100
Net (loss) income of associate	$(3,489)	$357
Adjustments to net (loss) income of associate	760	1,391
Net (loss) income of associate qualified for pick-up	$(2,729)	$1,748
Company's share of net (loss) income	$(700)	$282

	March 31, 2018(1)	March 31, 2017(1)
Current assets	$28,279	$16,152
Non-current assets	57,268	9,248
Total assets	$85,547	$25,400

Current liabilities	970	600
Long-term liabilities	4,839	-
Total liabilities	5,809	600

Net assets	$79,738	$24,800
Company's share of net assets of associate	$23,730	$4,003
(1) NUAG's fiscal year-end is on June 30. NUAG's quarterly financial results were used to compile the financial information that matched with the Company's year-end on March 31.